Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000007370 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007370 | China Government BondsFR_ACI2N39X8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007370 | European UnionFR_BP38NNII0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007370 | Spain Government BondsFR_ACI2GLWB8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007370 | Korea Treasury BondsFR_ACI09JW58
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007370 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007370 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000007370 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007370 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007370 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007369 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007369 | China Government BondsFR_ACI2N39X8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007369 | European UnionFR_BP38NNII0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007369 | Spain Government BondsFR_ACI2GLWB8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007369 | Korea Treasury BondsFR_ACI09JW58
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007369 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007369 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000007369 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007369 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007369 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007373 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007373 | China Government BondsFR_ACI2N39X8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007373 | European UnionFR_BP38NNII0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007373 | Spain Government BondsFR_ACI2GLWB8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007373 | Korea Treasury BondsFR_ACI09JW58
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007373 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007373 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000007373 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000007373 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007373 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016533 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016533 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Braskem Netherlands Finance BVFR_N15516AD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000016533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000016533 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000016533 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000016533 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000016537 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016537 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Braskem Netherlands Finance BVFR_N15516AD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000016537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000016537 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000016537 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000016537 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228113 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228113 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Braskem Netherlands Finance BVFR_N15516AD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000228113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000228113 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228113 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000228113 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000016536 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016536 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016536 | TransDigm, Inc.FR_893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016536 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016536 | Braskem Netherlands Finance BVFR_N15516AD4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016536 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000016536 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000016536 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000016536 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000016536 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007355 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007355 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007355 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | Blackstone Mortgage Trust, Inc.FR_09257WAD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | Regional Management Issuance Trust, Series 2022-2BFR_75907JAB0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000007355 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007355 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000007355 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007355 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007354 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007354 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007354 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | Blackstone Mortgage Trust, Inc.FR_09257WAD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | Regional Management Issuance Trust, Series 2022-2BFR_75907JAB0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000007354 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007354 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000007354 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007354 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007358 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007358 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007358 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007358 | Blackstone Mortgage Trust, Inc.FR_09257WAD2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007358 | Regional Management Issuance Trust, Series 2022-2BFR_75907JAB0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007358 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000007358 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007358 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000007358 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007358 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008165 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008165 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008165 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008165 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008165 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008165 | Eni SpAFR_714505906
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | Galp Energia SGPS SAFR_B1FW75903
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Olympus Corp.FR_665880001
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008164 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008164 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008164 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008164 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008164 | Eni SpAFR_714505906
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | Galp Energia SGPS SAFR_B1FW75903
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Olympus Corp.FR_665880001
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228111 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228111 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228111 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228111 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228111 | Eni SpAFR_714505906
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | Galp Energia SGPS SAFR_B1FW75903
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Olympus Corp.FR_665880001
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008168 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008168 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008168 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008168 | United Overseas Bank Ltd.FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008168 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008168 | Eni SpAFR_714505906
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008168 | Galp Energia SGPS SAFR_B1FW75903
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008168 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008168 | Olympus Corp.FR_665880001
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008168 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008150 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008150 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008150 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008150 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008150 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000008150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008149 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008149 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008149 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008149 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008149 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008149 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000008149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008149 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008149 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008149 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008153 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008153 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008153 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008153 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008153 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008153 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000008153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000008153 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008153 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008153 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F062697
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007350 | Government National Mortgage Association, TBAFR_21H0306A7
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007350 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	180.10%
C000007350 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007350 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007350 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F062697
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007349 | Government National Mortgage Association, TBAFR_21H0306A7
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007349 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	180.10%
C000007349 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007349 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007349 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007353 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007353 | Uniform Mortgage-Backed Security, TBAFR_01F062697
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000007353 | Government National Mortgage Association, TBAFR_21H0306A7
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007353 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007353 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007353 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	180.10%
C000007353 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007353 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007353 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007353 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008160 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008160 | Freshpet, Inc.FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008160 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008160 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008160 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000008160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000008159 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008159 | Freshpet, Inc.FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008159 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008159 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008159 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000008159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000008155 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008155 | ManpowerGroup, Inc.FR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008155 | Tapestry, Inc.FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | Korn FerryFR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000008155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008154 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008154 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008154 | ManpowerGroup, Inc.FR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008154 | Tapestry, Inc.FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | Korn FerryFR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000008154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008158 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008158 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008158 | ManpowerGroup, Inc.FR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008158 | Tapestry, Inc.FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008158 | Korn FerryFR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008158 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008158 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008158 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008158 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000008158 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007360 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007360 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007360 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007360 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000007360 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007360 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000007360 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000007359 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007359 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007359 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007359 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000007359 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007359 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007359 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000007359 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000007363 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007363 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007363 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007363 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007363 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007363 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000007363 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007363 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000007363 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000007363 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000016591 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016591 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016591 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016591 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016591 | Transocean, Inc.FR_893830BW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016591 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000016591 | Transocean Ltd.FR_H8817H100
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016591 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016591 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016591 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016595 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016595 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016595 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016595 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016595 | Transocean, Inc.FR_893830BW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016595 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000016595 | Transocean Ltd.FR_H8817H100
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016595 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016595 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016595 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228115 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228115 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228115 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228115 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228115 | Transocean, Inc.FR_893830BW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228115 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000228115 | Transocean Ltd.FR_H8817H100
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000228115 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000228115 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228115 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016594 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016594 | Palo Alto Networks, Inc.FR_697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016594 | Virtus AlphaSimplex Managed Futures Strategy FundFR_92835M422
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016594 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016594 | Transocean, Inc.FR_893830BW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016594 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000016594 | Transocean Ltd.FR_H8817H100
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016594 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000016594 | iShares Core S&P/TSX Capped Composite Index ETFFR_46430J952
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016594 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016586 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016586 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016586 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016586 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016586 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016586 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000016586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000016586 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016590 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016590 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016590 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016590 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016590 | Mitsui Fudosan Co. Ltd.FR_659760003
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016590 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000016590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000016590 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008170 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008170 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008170 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008170 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008170 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000008170 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008170 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008170 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008169 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008169 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008169 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008169 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008169 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000008169 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008169 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008169 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000228112 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228112 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228112 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228112 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000228112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000228112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000228112 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008173 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008173 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008173 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008173 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008173 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008173 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008173 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000008173 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008173 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008173 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008145 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008145 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008145 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008145 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008144 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008144 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008144 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008144 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008148 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008148 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008148 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008148 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008148 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008148 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008148 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008148 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008148 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000008148 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007365 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007365 | Indiana Finance Authority, Indiana University HealthFR_45470YEX5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007365 | Michigan Strategic Fund Improvement ProjectFR_594698QM7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007365 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007365 | Metropolitan Government of Nashville & Davidson County (Tennessee)FR_592112UX2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007365 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007365 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007364 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007364 | Indiana Finance Authority, Indiana University HealthFR_45470YEX5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007364 | Michigan Strategic Fund Improvement ProjectFR_594698QM7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007364 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007364 | Metropolitan Government of Nashville & Davidson County (Tennessee)FR_592112UX2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007364 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007364 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007364 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007364 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007364 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007368 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007368 | Indiana Finance Authority, Indiana University HealthFR_45470YEX5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007368 | Michigan Strategic Fund Improvement ProjectFR_594698QM7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007368 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007368 | Metropolitan Government of Nashville & Davidson County (Tennessee)FR_592112UX2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007368 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007368 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007368 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007368 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007368 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007348 | Fixed Income Clearing Corp., State Street Bank & Trust Co. Repurchase AgreementFR_85748R009_5.340000_2024-08-01
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CJU6_5.503994_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007348 | Goldman Sachs & Co. Repurchase AgreementFR_384999009_5.270000_2024-08-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CKM2_5.408994_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007348 | Federal Farm Credit Banks Funding Corp.FR_3133EPHG3_5.450000_2025-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007348 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000007348 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007348 | U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%